S000004362 [Member] Investment Objectives and Goals - iShares Core U.S. Aggregate Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® CORE U.S. AGGREGATE BOND ETF AGG | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Core U.S. Aggregate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of the total U.S. investment-grade bond market.